Bank Loans (Details) - Schedule of short-term bank loan - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total	$ 1,893,750	$ 1,640,000
Cathay United Bank [Member]
Short-Term Debt [Line Items]
Total	243,750	270,000
CTBC Bank [Member]
Short-Term Debt [Line Items]
Total	650,000	720,000
Cathay Bank [Member]
Short-Term Debt [Line Items]
Total	$ 1,000,000	$ 650,000